SMITH BARNEY INVESTMENT FUNDS INC.
on behalf of
SMITH BARNEY PREMIER SELECTIONS FUND

Supplement dated April 24, 2000
to Prospectus dated July 16, 1999


	The Board of Directors of Smith Barney
Investment Funds Inc. has voted to change the name of Smith Barney Premier Selections Fund, one of the funds comprising Smith Barney Investment Funds
Inc., to Smith Barney Premier Selections Large Cap
Fund, effective April 24, 2000.







FD01878